Goodwill (Details)			6 Months Ended	12 Months Ended
	Apr. 25, 2024 CAD ($)	Jun. 03, 2021 USD ($) item $ / shares shares	Feb. 29, 2024 CAD ($)	Aug. 31, 2024 CAD ($)	Aug. 31, 2023 CAD ($)	Aug. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jun. 03, 2021 CAD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Post tax discount rate						28.00%	28.00%
Post tax discount rate to cash flow projection						29.00%
Long term growth rate						2.00%	2.00%
2026
Disclosure of detailed information about business combination [line items]
Expected earning sbefore interest, taxes, Depreciation and amortization percentage							12.70%
Annual capital expenditure							$ 56,500
2027
Disclosure of detailed information about business combination [line items]
Expected earning sbefore interest, taxes, Depreciation and amortization percentage						(11.00%)	15.80%
Annual capital expenditure						$ 185,000	$ 126,000
2026
Disclosure of detailed information about business combination [line items]
Expected earning sbefore interest, taxes, Depreciation and amortization percentage						4.00%	19.30%
Annual capital expenditure						$ 98,040	$ 346,800
2027
Disclosure of detailed information about business combination [line items]
Expected earning sbefore interest, taxes, Depreciation and amortization percentage						10.00%	19.90%
Annual capital expenditure						$ 47,000	$ 594,259
2028
Disclosure of detailed information about business combination [line items]
Expected earning sbefore interest, taxes, Depreciation and amortization percentage							20.70%
Annual capital expenditure						63,000	$ 229,820
2029
Disclosure of detailed information about business combination [line items]
Expected earning sbefore interest, taxes, Depreciation and amortization percentage							21.50%
Annual capital expenditure						71,000	$ 234,310
Thereafter
Disclosure of detailed information about business combination [line items]
Expected earning sbefore interest, taxes, Depreciation and amortization percentage							21.50%
Annual capital expenditure						$ 71,680	$ 238,876
Boat rental operation CGU
Disclosure of detailed information about business combination [line items]
Expected annual incremental sales increases						10.00%	20.00%
Goodwill	$ 4,430,182
EBR
Disclosure of detailed information about business combination [line items]
Shares Issued | shares		7,858,078						7,858,078
Shares outstanding | shares		7,858,078						7,858,078
Number of operating fleet over ships in California | item		20
Cash consideration		$ 4,582,367						$ 5,546,039
Equity consideration								$ 3,474,232
Shares Issued | shares		2,108						2,108
Per Share Value | (per share)		$ 1,362.15						$ 1,648.35
Share Issue Related Cost			$ 4,274,000	$ 4,430,182
Goodwill			$ 5,431,975	$ 0	$ 9,680,941